Organization and Basis of Presentation - Additional Information (Detail) $ in Thousands		12 Months Ended
	Jan. 17, 2017 shares	Dec. 31, 2016 USD ($) Subsidiary shares	Jun. 30, 2017 Subsidiary
Organization And Basis Of Presentation [Line Items]
Issued and sold of initial public offering | shares	2,297,100	27,500,000
Gross proceeds from the sale of the common stock		$ 412,500
Underwriting Discounts And Commissions		14,100
Other Stock Issuance Costs		5,000
Net proceeds from initial public offering		393,400
Debt issuance cost		$ 2,900
WHR II
Organization And Basis Of Presentation [Line Items]
Number of wholly owned subsidiaries | Subsidiary		2	2
Esquisto
Organization And Basis Of Presentation [Line Items]
Number of wholly owned subsidiaries | Subsidiary		2	2